5. Property and Equipment (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Furniture and fixtures	$ 48,585	$ 22,716
Leasehold improvements	5,487	5,487
Vehicles	38,831
Total cost	92,903	28,203
Less accumulated depreciation and amortization	(11,697)	(5,808)
Property and equipment net	$ 81,206	$ 22,395